Consolidated Statements of Changes in Equity - USD ($)	Share capital [Member]	Equity reserve [Member]	Cumulative translation adjustment [Member]	Deficit [Member]	Total
Beginning Balance at Mar. 31, 2019	$ 188,027,060	$ 5,473,903	$ (47,859)	$ (171,504,579)	$ 21,948,525
Beginning Balance (shares) at Mar. 31, 2019					325,675,626
Share-based compensation		686,659			$ 686,659
Exercise of options	515,487	(186,164)			$ 329,323
Exercise of options (shares)					1,469,938
Income (loss) for the year:				(1,662,823)	$ (1,662,823)
Translation adjustment			(215,249)		(215,249)
Ending Balance at Mar. 31, 2020	188,542,547	5,974,398	(263,108)	(173,167,402)	$ 21,086,435
Ending Balance (shares) at Mar. 31, 2020					327,145,564
Share-based compensation		1,654,346			$ 1,654,346
Shares offering	64,543,080				$ 64,543,080
Shares offering (shares)					16,363,500
Share issuance costs	(1,842,480)				$ (1,842,480)
Quebec acquisition	2,458,470				$ 2,458,470
Quebec acquisition (shares)					15,000,000
Exercise of options	5,836,600	(2,056,713)			$ 3,779,887
Exercise of options (shares)					7,476,972
Vesting of restricted stock units	342,742	(476,717)			$ (133,975)
Vesting of restricted stock units (shares)					1,626,000
Shares issued for services	24,448				$ 24,448
Shares issued for services (shares)					100,000
Income (loss) for the year:				42,539,684	$ 42,539,684
Translation adjustment			363,118		363,118
Ending Balance at Mar. 31, 2021	$ 259,905,407	$ 5,095,314	$ 100,010	$ (130,627,718)	$ 134,473,013
Ending Balance (shares) at Mar. 31, 2021					367,712,036